INCOME TAXES (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense
Valuation allowance	$ 578,644	$ 6,621,535